Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Effective Date	Apr. 30, 2025
Document Creation Date	Apr. 30, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COMSTOCK FUNDS, INC.
Entity Central Index Key	0000830779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025